Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Fund
September 30, 2025
SED-NPRT3-1125
1.924256.114
Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA Series A6, 1.9554% (b) (Cost $2,019,834)	339,300	2,275,918

Fixed-Income Funds - 0.9%
	Shares	Value ($)
iShares JP Morgan USD Emerging Markets Bond ETF (Cost $14,293,033)	150,000	14,278,500

Foreign Government and Government Agency Obligations - 54.9%
		Principal Amount (a)	Value ($)
ALBANIA - 0.0%
Republic of Albania 4.75% 2/14/2035 (c)	EUR	1,505,000	1,779,236
ANGOLA - 1.7%
Angola Republic 8% 11/26/2029 (d)		4,890,000	4,751,613
Angola Republic 8.25% 5/9/2028 (d)		5,065,000	5,074,877
Angola Republic 8.75% 4/14/2032 (d)		5,075,000	4,843,479
Angola Republic 9.125% 11/26/2049 (d)		3,555,000	2,975,534
Angola Republic 9.375% 5/8/2048 (d)		3,740,000	3,196,765
Angola Republic 9.5% 11/12/2025 (d)		5,565,000	5,565,000
TOTAL ANGOLA			26,407,268
ARGENTINA - 2.1%
Argentine Republic 0.75% 7/9/2030 (e)		16,887,706	11,407,645
Argentine Republic 1% 7/9/2029		3,971,026	2,875,023
Argentine Republic 4.125% 7/9/2035 (e)		23,313,027	12,216,027
Argentine Republic 5% 1/9/2038 (e)		12,581,997	7,064,791
TOTAL ARGENTINA			33,563,486
ARMENIA - 0.4%
Republic of Armenia 3.6% 2/2/2031 (d)		3,805,000	3,422,598
Republic of Armenia 6.75% 3/12/2035 (d)		2,780,000	2,837,337
TOTAL ARMENIA			6,259,935
BAHRAIN - 0.3%
Bahrain Kingdom 5.625% 5/18/2034 (d)		3,055,000	2,961,823
Bahrain Kingdom 7.5% 2/12/2036 (d)		1,195,000	1,307,031
TOTAL BAHRAIN			4,268,854
BENIN - 0.3%
Republic of Benin 7.96% 2/13/2038 (d)		3,010,000	3,074,444
Republic of Benin 8.375% 1/23/2041 (d)		1,070,000	1,118,150
TOTAL BENIN			4,192,594
BERMUDA - 0.3%
Bermuda Government International Bond 3.375% 8/20/2050 (d)		965,000	677,913
Bermuda Government International Bond 3.717% 1/25/2027 (d)		620,000	614,110
Bermuda Government International Bond 4.75% 2/15/2029 (d)		2,270,000	2,289,000
Bermuda Government International Bond 5% 7/15/2032 (d)		1,005,000	1,030,758
TOTAL BERMUDA			4,611,781
BRAZIL - 1.7%
Brazilian Federative Republic 10% 1/1/2027	BRL	32,435,000	5,833,889
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (f)	BRL	5,000,000	551,972
Federative Republic of Brazil 4.75% 1/14/2050		7,800,000	5,826,600
Federative Republic of Brazil 5% 1/27/2045		3,440,000	2,796,720
Federative Republic of Brazil 5.625% 2/21/2047		2,355,000	2,016,469
Federative Republic of Brazil 6% 10/20/2033		1,880,000	1,922,300
Federative Republic of Brazil 7.125% 1/20/2037		2,080,000	2,287,480
Federative Republic of Brazil 8.25% 1/20/2034		5,204,000	6,083,476
TOTAL BRAZIL			27,318,906
CHILE - 1.3%
Chilean Republic 2.45% 1/31/2031		7,745,000	7,016,970
Chilean Republic 3.1% 1/22/2061		7,500,000	4,651,350
Chilean Republic 3.5% 1/31/2034		1,775,000	1,627,675
Chilean Republic 4% 1/31/2052		3,825,000	3,015,056
Chilean Republic 4.34% 3/7/2042		1,410,000	1,247,850
Chilean Republic 5.33% 1/5/2054		2,835,000	2,753,494
TOTAL CHILE			20,312,395
COLOMBIA - 2.6%
Colombian Republic 3% 1/30/2030		5,600,000	5,065,760
Colombian Republic 3.125% 4/15/2031		6,050,000	5,263,500
Colombian Republic 3.875% 2/15/2061		1,490,000	910,762
Colombian Republic 4.125% 5/15/2051		3,120,000	2,028,780
Colombian Republic 5% 6/15/2045		11,700,000	8,789,625
Colombian Republic 5.2% 5/15/2049		5,390,000	4,051,933
Colombian Republic 6.125% 1/18/2041		1,475,000	1,321,231
Colombian Republic 7.375% 4/25/2030		1,485,000	1,587,465
Colombian Republic 7.375% 9/18/2037		845,000	870,949
Colombian Republic 7.5% 2/2/2034		1,110,000	1,171,050
Colombian Republic 7.75% 11/7/2036		2,390,000	2,503,525
Colombian Republic 8% 4/20/2033		1,720,000	1,874,800
Colombian Republic 8.5% 4/25/2035		3,475,000	3,841,613
Colombian Republic 8.75% 11/14/2053		1,690,000	1,856,043
TOTAL COLOMBIA			41,137,036
COSTA RICA - 1.2%
Republic of Costa Rica 5.625% 4/30/2043 (d)		2,865,000	2,671,827
Republic of Costa Rica 6.125% 2/19/2031 (d)		5,675,000	5,913,351
Republic of Costa Rica 6.55% 4/3/2034 (d)		3,600,000	3,873,600
Republic of Costa Rica 7% 4/4/2044 (d)		1,965,000	2,093,216
Republic of Costa Rica 7.3% 11/13/2054 (d)		3,295,000	3,608,025
TOTAL COSTA RICA			18,160,019
COTE D'IVOIRE - 0.9%
Republic of Cote d'Ivoire 6.125% 6/15/2033 (d)		3,675,000	3,519,731
Republic of Cote d'Ivoire 6.375% 3/3/2028 (d)		2,623,000	2,660,771
Republic of Cote d'Ivoire 7.625% 1/30/2033 (d)		4,230,000	4,399,201
Republic of Cote d'Ivoire 8.075% 4/1/2036 (d)		1,700,000	1,757,800
Republic of Cote d'Ivoire 8.25% 1/30/2037 (d)		1,805,000	1,878,698
TOTAL COTE D'IVOIRE			14,216,201
DOMINICAN REPUBLIC - 2.8%
Dominican Republic 4.5% 1/30/2030 (d)		5,960,000	5,834,840
Dominican Republic 4.875% 9/23/2032 (d)		6,360,000	6,092,880
Dominican Republic 5.3% 1/21/2041 (d)		2,450,000	2,214,494
Dominican Republic 5.875% 1/30/2060 (d)		5,790,000	5,158,166
Dominican Republic 6% 7/19/2028 (d)		2,999,000	3,100,966
Dominican Republic 6.6% 6/1/2036 (d)		1,358,000	1,423,183
Dominican Republic 6.85% 1/27/2045 (d)		4,046,000	4,196,714
Dominican Republic 7.05% 2/3/2031 (d)		5,660,000	6,104,310
Dominican Republic 7.15% 2/24/2055 (d)		2,245,000	2,396,538
Dominican Republic 7.45% 4/30/2044 (d)		6,031,000	6,637,116
TOTAL DOMINICAN REPUBLIC			43,159,207
ECUADOR - 1.5%
Republic of Ecuador 5% 7/31/2040 (d)(e)		2,800,000	1,848,000
Republic of Ecuador 6.9% 7/31/2030 (d)(e)		10,406,894	9,226,132
Republic of Ecuador 6.9% 7/31/2035 (d)(e)		16,325,000	12,166,219
TOTAL ECUADOR			23,240,351
EGYPT - 2.7%
Arab Republic of Egypt 5.875% 2/16/2031 (d)		2,625,000	2,439,623
Arab Republic of Egypt 7.0529% 1/15/2032 (d)		830,000	799,654
Arab Republic of Egypt 7.3% 9/30/2033 (d)		5,100,000	4,832,250
Arab Republic of Egypt 7.5% 1/31/2027 (d)		5,596,000	5,665,950
Arab Republic of Egypt 7.5% 2/16/2061 (d)		6,705,000	5,250,015
Arab Republic of Egypt 7.625% 5/29/2032 (d)		3,200,000	3,150,400
Arab Republic of Egypt 7.903% 2/21/2048 (d)		3,265,000	2,705,869
Arab Republic of Egypt 8.5% 1/31/2047 (d)		7,939,000	6,976,396
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		3,665,000	3,257,269
Arab Republic of Egypt 8.875% 5/29/2050 (d)		1,945,000	1,750,403
Arab Republic of Egypt 9.45% 2/4/2033 (d)		1,890,000	2,016,989
Arab Republic of Egypt Treasury Bills 0% 11/25/2025 (f)	EGP	39,800,000	799,655
Arab Republic of Egypt Treasury Bills 0% 2/17/2026 (f)	EGP	42,275,000	801,379
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (d)		1,110,000	1,110,000
TOTAL EGYPT			41,555,852
EL SALVADOR - 0.8%
El Salvador Republic 0.25% 4/17/2030 (d)		1,765,000	37,947
El Salvador Republic 7.1246% 1/20/2050 (d)		3,292,000	2,837,704
El Salvador Republic 7.625% 2/1/2041 (d)		1,035,000	989,077
El Salvador Republic 7.65% 6/15/2035 (d)		5,940,000	6,035,486
El Salvador Republic 9.25% 4/17/2030 (d)		1,765,000	1,922,085
El Salvador Republic 9.65% 11/21/2054 (d)		1,035,000	1,113,660
TOTAL EL SALVADOR			12,935,959
GABON - 0.2%
Gabonese Republic 6.625% 2/6/2031 (d)		1,540,000	1,241,856
Gabonese Republic 7% 11/24/2031 (d)		2,965,000	2,371,081
TOTAL GABON			3,612,937
GEORGIA - 0.1%
Georgia Republic 2.75% 4/22/2026 (d)		2,135,000	2,081,829
GHANA - 0.6%
Ghana Republic 0% 1/3/2030 (d)(f)		625,309	533,076
Ghana Republic 0% 7/3/2026 (d)(f)		295,409	285,070
Ghana Republic 5% 7/3/2029 (d)(e)		5,278,064	5,132,917
Ghana Republic 5% 7/3/2035 (d)(e)		4,460,150	3,735,376
TOTAL GHANA			9,686,439
GUATEMALA - 1.3%
Republic of Guatemala 4.9% 6/1/2030 (d)		485,000	482,575
Republic of Guatemala 5.25% 8/10/2029 (d)		1,200,000	1,210,650
Republic of Guatemala 5.375% 4/24/2032 (d)		2,015,000	2,027,090
Republic of Guatemala 6.125% 6/1/2050 (d)		4,110,000	3,982,590
Republic of Guatemala 6.25% 8/15/2036 (d)		2,785,000	2,876,905
Republic of Guatemala 6.55% 2/6/2037 (d)		1,500,000	1,582,035
Republic of Guatemala 6.6% 6/13/2036 (d)		5,670,000	6,004,530
Republic of Guatemala 6.875% 8/15/2055 (d)		1,705,000	1,786,414
TOTAL GUATEMALA			19,952,789
HUNGARY - 1.5%
Hungary Government 2.125% 9/22/2031 (d)		2,950,000	2,532,270
Hungary Government 3.125% 9/21/2051 (d)		5,810,000	3,665,529
Hungary Government 5.25% 6/16/2029 (d)		1,585,000	1,617,889
Hungary Government 5.5% 3/26/2036 (d)		3,200,000	3,223,040
Hungary Government 5.5% 6/16/2034 (d)		2,890,000	2,938,046
Hungary Government 6.25% 9/22/2032 (d)		1,125,000	1,204,875
Hungary Government 6.75% 9/25/2052 (d)		3,800,000	4,096,400
Hungary Government 7% 10/24/2035	HUF	489,480,000	1,487,978
Hungary Government 7.625% 3/29/2041		1,655,000	1,962,003
TOTAL HUNGARY			22,728,030
INDONESIA - 1.5%
Indonesia Government 5.25% 1/17/2042 (d)		3,000,000	3,009,750
Indonesia Government 5.95% 1/8/2046 (d)		2,100,000	2,234,400
Indonesia Government 6.625% 2/17/2037 (d)		3,549,000	4,025,453
Indonesia Government 6.75% 1/15/2044 (d)		3,035,000	3,509,978
Indonesia Government 7.75% 1/17/2038 (d)		4,298,000	5,303,732
Indonesia Government 8.5% 10/12/2035 (d)		4,169,000	5,320,186
TOTAL INDONESIA			23,403,499
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		1,685,000	2,030,424
JORDAN - 0.6%
Jordan Government 6.125% 1/29/2026 (d)		985,000	986,536
Jordan Government 7.375% 10/10/2047 (d)		3,290,000	3,152,437
Jordan Government 7.5% 1/13/2029 (d)		2,805,000	2,920,594
Jordan Government 7.75% 1/15/2028 (d)		2,010,000	2,099,827
TOTAL JORDAN			9,159,394
KENYA - 0.7%
Republic of Kenya 6.3% 1/23/2034 (d)		5,110,000	4,490,413
Republic of Kenya 7.25% 2/28/2028 (d)		570,000	585,459
Republic of Kenya 8% 5/22/2032 (d)		685,000	679,773
Republic of Kenya 9.5% 3/5/2036 (d)		490,000	501,540
Republic of Kenya 9.75% 2/16/2031 (d)		3,710,000	3,959,683
TOTAL KENYA			10,216,868
LEBANON - 0.5%
Lebanon Republic 5.8% (c)(g)		5,875,000	1,298,375
Lebanon Republic 6% (c)(g)		1,587,000	350,727
Lebanon Republic 6.1% (c)(g)		4,135,000	913,835
Lebanon Republic 6.2% (c)(g)		3,645,000	805,545
Lebanon Republic 6.375% (c)(g)		7,072,000	1,569,984
Lebanon Republic 8.25% (c)(g)		11,955,000	2,659,988
TOTAL LEBANON			7,598,454
MEXICO - 2.2%
United Mexican States 3.771% 5/24/2061		3,135,000	1,984,455
United Mexican States 4.35% 1/15/2047		4,640,000	3,586,720
United Mexican States 4.75% 4/27/2032		970,000	950,231
United Mexican States 5.375% 3/22/2033		2,065,000	2,062,935
United Mexican States 5.75% 10/12/2110		2,355,000	2,018,235
United Mexican States 6.05% 1/11/2040		10,222,000	10,305,105
United Mexican States 6.338% 5/4/2053		1,695,000	1,648,574
United Mexican States 6.35% 2/9/2035		2,485,000	2,627,888
United Mexican States 6.875% 5/13/2037		1,460,000	1,576,070
United Mexican States 7.375% 5/13/2055		2,540,000	2,795,270
United Mexican States 8% 11/7/2047	MXN	32,000,000	1,528,669
United Mexican States 8.5% 3/1/2029	MXN	50,000,000	2,765,262
TOTAL MEXICO			33,849,414
MONGOLIA - 0.2%
Mongolia Government 6.625% 2/25/2030 (d)		2,705,000	2,747,942
Mongolia Government 7.875% 6/5/2029 (d)		490,000	520,012
TOTAL MONGOLIA			3,267,954
MONTENEGRO - 0.5%
Republic of Montenegro 4.875% 4/1/2032 (d)	EUR	1,155,000	1,358,143
Republic of Montenegro 7.25% 3/12/2031 (d)		5,350,000	5,683,412
TOTAL MONTENEGRO			7,041,555
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (d)		2,740,000	3,010,575
NIGERIA - 2.4%
Republic of Nigeria 0% 10/7/2025 (f)	NGN	3,407,595,000	2,289,550
Republic of Nigeria 6.125% 9/28/2028 (d)		5,520,000	5,420,734
Republic of Nigeria 6.5% 11/28/2027 (d)		5,087,000	5,106,076
Republic of Nigeria 7.143% 2/23/2030 (d)		4,110,000	4,065,242
Republic of Nigeria 7.625% 11/21/2025 (d)		5,383,000	5,385,853
Republic of Nigeria 7.625% 11/28/2047 (d)		5,315,000	4,559,739
Republic of Nigeria 7.696% 2/23/2038 (d)		980,000	907,724
Republic of Nigeria 7.875% 2/16/2032 (d)		2,625,000	2,602,602
Republic of Nigeria 8.375% 3/24/2029 (d)		4,095,000	4,236,278
Republic of Nigeria 9.625% 6/9/2031 (d)		3,050,000	3,287,321
TOTAL NIGERIA			37,861,119
OMAN - 1.5%
Oman Sultanate 6% 8/1/2029 (d)		1,525,000	1,605,825
Oman Sultanate 6.25% 1/25/2031 (d)		4,805,000	5,177,724
Oman Sultanate 6.5% 3/8/2047 (d)		6,690,000	7,227,876
Oman Sultanate 6.75% 1/17/2048 (d)		7,720,000	8,486,593
Oman Sultanate 7% 1/25/2051 (d)		490,000	553,087
TOTAL OMAN			23,051,105
PAKISTAN - 1.1%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		6,130,000	6,099,350
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		5,905,000	5,893,190
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		2,755,000	2,699,900
Islamic Republic of Pakistan 7.875% 3/31/2036 (d)		2,025,000	1,913,625
TOTAL PAKISTAN			16,606,065
PANAMA - 1.8%
Panamanian Republic 2.252% 9/29/2032		2,705,000	2,193,214
Panamanian Republic 3.16% 1/23/2030		3,670,000	3,416,770
Panamanian Republic 3.298% 1/19/2033		5,355,000	4,616,010
Panamanian Republic 3.87% 7/23/2060		3,880,000	2,514,240
Panamanian Republic 4.3% 4/29/2053		1,795,000	1,318,203
Panamanian Republic 4.5% 4/16/2050		4,575,000	3,451,323
Panamanian Republic 6.4% 2/14/2035		2,700,000	2,798,550
Panamanian Republic 7.875% 3/1/2057		4,390,000	4,951,371
Panamanian Republic 8% 3/1/2038		1,880,000	2,143,747
TOTAL PANAMA			27,403,428
PARAGUAY - 0.7%
Republic of Paraguay 2.739% 1/29/2033 (d)		1,305,000	1,153,620
Republic of Paraguay 4.95% 4/28/2031 (d)		3,865,000	3,903,650
Republic of Paraguay 5.4% 3/30/2050 (d)		3,925,000	3,612,963
Republic of Paraguay 6% 2/9/2036 (d)		1,155,000	1,226,610
Republic of Paraguay 6.65% 3/4/2055 (d)		1,045,000	1,113,186
TOTAL PARAGUAY			11,010,029
PERU - 0.9%
Peruvian Republic 2.783% 1/23/2031		3,585,000	3,306,266
Peruvian Republic 3% 1/15/2034		5,225,000	4,532,688
Peruvian Republic 3.3% 3/11/2041		7,075,000	5,497,275
TOTAL PERU			13,336,229
PHILIPPINES - 0.9%
Philippine Republic 2.65% 12/10/2045		2,130,000	1,433,224
Philippine Republic 2.95% 5/5/2045		865,000	619,339
Philippine Republic 4.75% 3/5/2035		1,485,000	1,498,365
Philippine Republic 5% 7/17/2033		1,135,000	1,170,753
Philippine Republic 5.175% 9/5/2049		1,970,000	1,909,669
Philippine Republic 5.5% 1/17/2048		1,005,000	1,026,984
Philippine Republic 5.6% 5/14/2049		1,795,000	1,839,651
Philippine Republic 5.609% 4/13/2033		1,670,000	1,789,505
Philippine Republic 5.95% 10/13/2047		2,670,000	2,869,416
TOTAL PHILIPPINES			14,156,906
POLAND - 1.1%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		2,000,000	2,063,740
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		985,000	1,043,745
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		4,745,000	4,932,380
Republic of Poland 5.375% 2/12/2035		2,780,000	2,880,655
Republic of Poland 5.5% 3/18/2054		1,775,000	1,715,182
Republic of Poland 5.5% 4/4/2053		4,080,000	3,939,526
TOTAL POLAND			16,575,228
QATAR - 0.4%
State of Qatar 4.817% 3/14/2049 (d)		4,124,000	3,928,110
State of Qatar 5.103% 4/23/2048 (d)		2,770,000	2,747,563
TOTAL QATAR			6,675,673
ROMANIA - 1.6%
Romanian Republic 3% 2/14/2031 (d)		5,296,000	4,702,362
Romanian Republic 3.625% 3/27/2032 (d)		2,618,000	2,330,020
Romanian Republic 4% 2/14/2051 (d)		6,255,000	4,166,581
Romanian Republic 5.75% 9/16/2030 (d)		2,256,000	2,298,300
Romanian Republic 6% 5/25/2034 (d)		2,500,000	2,481,250
Romanian Republic 6.85% 7/29/2030	RON	6,455,000	1,460,273
Romanian Republic 7.125% 1/17/2033 (d)		2,880,000	3,071,520
Romanian Republic 7.5% 2/10/2037 (d)		3,382,000	3,635,794
Romanian Republic 7.625% 1/17/2053 (d)		1,138,000	1,211,890
TOTAL ROMANIA			25,357,990
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (d)		3,195,000	2,868,503
SAUDI ARABIA - 1.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		4,030,000	3,452,199
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		2,775,000	1,814,156
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		3,755,000	2,704,773
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		3,471,000	3,011,093
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		2,055,000	1,690,237
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		3,040,000	2,653,464
TOTAL SAUDI ARABIA			15,325,922
SENEGAL - 0.3%
Republic of Senegal 6.25% 5/23/2033 (d)		2,505,000	1,808,309
Republic of Senegal 6.75% 3/13/2048 (d)		5,030,000	3,120,612
TOTAL SENEGAL			4,928,921
SERBIA - 0.7%
Republic of Serbia 2.125% 12/1/2030 (d)		3,540,000	3,090,880
Republic of Serbia 6% 6/12/2034 (d)		2,125,000	2,213,188
Republic of Serbia 6.25% 5/26/2028 (d)		865,000	900,032
Republic of Serbia 6.5% 9/26/2033 (d)		5,020,000	5,438,166
TOTAL SERBIA			11,642,266
SOUTH AFRICA - 1.1%
South African Republic 5% 10/12/2046		1,460,000	1,096,401
South African Republic 5.65% 9/27/2047		6,075,000	4,875,188
South African Republic 5.75% 9/30/2049		7,030,000	5,630,749
South African Republic 7.1% 11/19/2036 (d)		2,840,000	2,962,120
South African Republic 7.3% 4/20/2052		3,545,000	3,404,086
TOTAL SOUTH AFRICA			17,968,544
SRI LANKA - 1.4%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (d)(e)		3,176,603	2,979,654
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (d)(e)		7,008,949	6,013,678
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (d)(e)		5,217,007	4,635,311
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (d)(e)		2,607,407	2,303,643
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (d)(e)		3,886,947	2,835,528
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (d)		2,785,081	2,668,108
TOTAL SRI LANKA			21,435,922
TURKEY - 2.7%
Turkish Republic 26.2% 10/5/2033	TRY	37,710,000	836,355
Turkish Republic 32.6% 2/10/2027	TRY	56,455,000	1,301,484
Turkish Republic 4.875% 4/16/2043		5,290,000	3,927,825
Turkish Republic 5.125% 2/17/2028		1,505,000	1,502,178
Turkish Republic 5.75% 5/11/2047		2,110,000	1,673,230
Turkish Republic 5.875% 6/26/2031		1,615,000	1,589,968
Turkish Republic 5.95% 1/15/2031		2,685,000	2,659,493
Turkish Republic 6% 1/14/2041		6,082,000	5,308,446
Turkish Republic 6.5% 1/3/2035		4,480,000	4,391,923
Turkish Republic 6.625% 2/17/2045		150,000	134,418
Turkish Republic 6.75% 5/30/2040		2,112,000	2,022,240
Turkish Republic 7.25% 5/29/2032		2,115,000	2,201,715
Turkish Republic 7.625% 5/15/2034		3,025,000	3,205,472
Turkish Republic 9.125% 7/13/2030		3,825,000	4,324,163
Turkish Republic 9.375% 1/19/2033		515,000	596,436
Turkish Republic 9.375% 3/14/2029		5,270,000	5,874,179
TOTAL TURKEY			41,549,525
UKRAINE - 1.4%
Ukraine Government 0% 2/1/2030 (d)(e)		1,029,342	538,860
Ukraine Government 0% 2/1/2034 (d)(e)		3,846,504	1,586,683
Ukraine Government 0% 2/1/2035 (d)(e)		3,810,568	1,838,599
Ukraine Government 0% 2/1/2036 (d)(e)		2,708,807	1,304,290
Ukraine Government 0% 8/1/2041 (b)(d)		2,230,000	1,770,620
Ukraine Government 4.5% 2/1/2029 (d)(e)		5,423,626	3,688,066
Ukraine Government 4.5% 2/1/2034 (d)(e)		12,856,568	7,167,537
Ukraine Government 4.5% 2/1/2035 (d)(e)		3,491,888	1,915,301
Ukraine Government 4.5% 2/1/2036 (d)(e)		2,466,802	1,334,540
TOTAL UKRAINE			21,144,496
UNITED ARAB EMIRATES - 1.1%
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		13,102,000	9,479,100
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		1,720,000	1,404,380
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		2,370,000	2,472,799
Emirate of Dubai 3.9% 9/9/2050 (c)		4,805,000	3,635,271
TOTAL UNITED ARAB EMIRATES			16,991,550
URUGUAY - 0.5%
Uruguay Republic 5.1% 6/18/2050		6,360,000	6,026,100
Uruguay Republic 5.75% 10/28/2034		1,745,000	1,871,513
TOTAL URUGUAY			7,897,613
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.7% 11/25/2030 (d)		1,095,000	1,009,940
Republic of Uzbekistan 3.9% 10/19/2031 (d)		2,880,000	2,642,401
Republic of Uzbekistan 5.375% 2/20/2029 (d)		1,145,000	1,148,578
TOTAL UZBEKISTAN			4,800,919
VENEZUELA - 0.7%
Venezuela Republic 11.95% (c)(g)		17,015,000	3,998,525
Venezuela Republic 12.75% (c)(g)		3,625,000	835,381
Venezuela Republic 9.25% (g)		27,915,000	6,727,515
TOTAL VENEZUELA			11,561,421
ZAMBIA - 0.4%
Republic of Zambia 0.5% 12/31/2053 (d)		5,990,236	4,050,118
Republic of Zambia 5.75% 6/30/2033 (d)(e)		1,838,828	1,755,015
TOTAL ZAMBIA			5,805,133
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $863,376,663)			856,713,748

Non-Convertible Corporate Bonds - 30.7%
		Principal Amount (a)	Value ($)
AZERBAIJAN - 0.7%
Energy - 0.7%
Energy Equipment & Services - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		7,646,000	7,711,603
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (c)		2,950,000	3,151,013

TOTAL AZERBAIJAN			10,862,616
BAHRAIN - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		6,889,000	7,130,666
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		1,470,000	1,585,557

TOTAL BAHRAIN			8,716,223
BRAZIL - 2.4%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
NBM US Holdings Inc 6.625% 8/6/2029 (d)		2,270,000	2,296,604
Food Products - 0.1%
Marb Bondco PLC 3.95% 1/29/2031 (d)		1,295,000	1,186,065
TOTAL CONSUMER STAPLES			3,482,669

Energy - 0.4%
Energy Equipment & Services - 0.2%
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		2,521,401	2,804,977
Oil, Gas & Consumable Fuels - 0.2%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		3,461,833	2,966,791
TOTAL ENERGY			5,771,768

Financials - 0.2%
Financial Services - 0.2%
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		2,695,000	2,797,141
Industrials - 0.1%
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (d)		1,035,000	1,109,778
Passenger Airlines - 0.1%
Azul Secured Finance LLP 11.5% (g)		2,465,160	24,652
Azul Secured Finance LLP 11.93% (g)		3,645,668	1,113,022
			1,137,674
TOTAL INDUSTRIALS			2,247,452

Materials - 1.3%
Chemicals - 0.1%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		1,495,000	545,675
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		3,305,000	1,288,950
Braskem Netherlands Finance BV 8% 10/15/2034 (d)		1,345,000	504,375
			2,339,000
Metals & Mining - 0.9%
CSN Inova Ventures 6.75% 1/28/2028 (d)		1,250,000	1,215,625
CSN Resources SA 5.875% 4/8/2032 (d)		2,115,000	1,797,750
CSN Resources SA 8.875% 12/5/2030 (d)		1,630,000	1,646,300
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(d)		5,573,677	5,601,546
Usiminas International Sarl 7.5% 1/27/2032 (d)		2,100,000	2,157,815
			12,419,036
Paper & Forest Products - 0.3%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		1,970,000	2,080,320
Suzano Netherlands BV 5.5% 1/15/2036		2,865,000	2,867,865
			4,948,185
TOTAL MATERIALS			19,706,221

Utilities - 0.2%
Water Utilities - 0.2%
Aegea Finance Sarl 9% 1/20/2031 (d)		3,015,000	3,187,006
TOTAL BRAZIL			37,192,257
CHILE - 2.4%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
VTR Comunicaciones SpA 4.375% 4/15/2029 (d)		933,000	861,859
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		3,749,000	3,635,030
			4,496,889
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		1,215,000	1,273,089
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		1,885,000	1,996,328
			3,269,417
Materials - 1.8%
Metals & Mining - 1.6%
Antofagasta PLC 2.375% 10/14/2030 (d)		3,865,000	3,488,394
Antofagasta PLC 5.625% 9/9/2035 (d)		1,500,000	1,531,275
Antofagasta PLC 5.625% 5/13/2032 (d)		1,390,000	1,438,650
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		2,000,000	1,887,000
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		1,645,000	1,561,105
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (d)		1,865,000	1,201,377
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		3,765,000	2,658,090
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (d)		1,970,000	1,597,670
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		1,575,000	1,576,607
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		955,000	999,646
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		1,730,000	1,771,520
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (d)		1,160,000	1,235,596
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		1,860,000	2,010,660
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (d)		1,905,000	2,039,112
			24,996,702
Paper & Forest Products - 0.2%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)		1,330,000	1,383,699
Inversiones CMPC SA 6.7% 12/9/2057 (b)(d)		1,010,000	1,033,715
			2,417,414
TOTAL MATERIALS			27,414,116

Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		1,104,581	1,132,196
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		930,800	977,051
			2,109,247
TOTAL CHILE			37,289,669
CHINA - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Prosus NV 3.832% 2/8/2051 (d)		1,590,000	1,074,244
Prosus NV 4.027% 8/3/2050 (d)		650,000	455,409
Prosus NV 4.193% 1/19/2032 (d)		3,505,000	3,366,062
			4,895,715
Hotels, Restaurants & Leisure - 0.1%
Meituan 4.625% 10/2/2029 (d)		1,700,000	1,703,234
TOTAL CHINA			6,598,949
COLOMBIA - 1.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		1,255,000	1,155,428
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Ecopetrol SA 8.375% 1/19/2036		4,725,000	4,878,562
Ecopetrol SA 8.875% 1/13/2033		5,635,000	6,113,130
Geopark Ltd 5.5% 1/17/2027 (d)		2,685,000	2,537,325
Geopark Ltd 8.75% 1/31/2030 (d)		2,545,000	2,322,313
			15,851,330
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (d)		3,465,000	3,602,491
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		5,545,000	5,156,850
Termocandelaria Power SA 7.75% 9/17/2031 (d)		2,475,000	2,586,375
			7,743,225
TOTAL COLOMBIA			28,352,474
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)		2,305,000	2,380,639
COSTA RICA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		2,280,000	2,430,480
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (d)		2,685,000	2,767,242
CZECH REPUBLIC - 0.3%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Czechoslovak Group AS 5.25% 1/10/2031 (d)	EUR	670,000	818,078
Czechoslovak Group AS 6.5% 1/10/2031 (d)		2,185,000	2,251,643
			3,069,721
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energo - Pro as 11% 11/2/2028 (d)		1,700,000	1,798,812
TOTAL CZECH REPUBLIC			4,868,533
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		1,825,000	1,916,250
GEORGIA - 0.3%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Silk Road Group Holding LLC 7.5% 9/15/2030 (d)		1,965,000	1,973,597
Industrials - 0.2%
Ground Transportation - 0.2%
Georgian Railway JSC 4% 6/17/2028 (d)		2,290,000	2,141,150
TOTAL GEORGIA			4,114,747
GHANA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		875,000	768,635
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		7,075,000	5,441,913
Tullow Oil PLC 10.25% 5/15/2026 (d)		3,550,000	3,017,500

TOTAL GHANA			9,228,048
GUATEMALA - 0.8%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CT Trust 5.125% 2/3/2032 (d)		3,975,000	3,802,326
Millicom International Cellular SA 4.5% 4/27/2031 (d)		2,050,000	1,931,531
Millicom International Cellular SA 7.375% 4/2/2032 (d)		1,650,000	1,720,537
			7,454,394
Utilities - 0.3%
Electric Utilities - 0.1%
Energuate Trust 2 0 6.35% 9/15/2035 (d)		2,155,000	2,171,037
Independent Power and Renewable Electricity Producers - 0.2%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		2,970,000	2,946,983
TOTAL UTILITIES			5,118,020

TOTAL GUATEMALA			12,572,414
HUNGARY - 0.2%
Financials - 0.1%
Banks - 0.1%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		1,070,000	1,106,112
Utilities - 0.1%
Electric Utilities - 0.1%
MVM Energetika Zrt 6.5% 3/13/2031 (c)		1,280,000	1,356,800
MVM Energetika Zrt 7.5% 6/9/2028 (c)		330,000	349,015
			1,705,815
TOTAL HUNGARY			2,811,927
INDIA - 0.3%
Financials - 0.1%
Consumer Finance - 0.1%
Shriram Finance Ltd 6.625% 4/22/2027 (d)		1,365,000	1,394,006
Information Technology - 0.2%
IT Services - 0.2%
CA Magnum Holdings 5.375% 10/31/2026 (d)		3,545,000	3,527,718
TOTAL INDIA			4,921,724
INDONESIA - 1.0%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		3,730,000	3,765,435
Pertamina Persero PT 4.175% 1/21/2050 (d)		2,985,000	2,339,494
			6,104,929
Materials - 0.5%
Metals & Mining - 0.5%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		1,225,000	1,227,450
Freeport Indonesia PT 5.315% 4/14/2032 (d)		2,085,000	2,112,105
Freeport Indonesia PT 6.2% 4/14/2052 (d)		1,420,000	1,452,660
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		2,955,000	3,046,605
			7,838,820
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		1,140,000	1,156,744
TOTAL INDONESIA			15,100,493
ISRAEL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Leviathan Bond Ltd 6.5% 6/30/2027 (c)(d)		2,590,000	2,595,828
Leviathan Bond Ltd 6.75% 6/30/2030 (c)(d)		1,220,000	1,223,050

TOTAL ISRAEL			3,818,878
JAMAICA - 0.2%
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		1,300,000	1,340,300
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (d)		1,020,000	1,042,950

TOTAL JAMAICA			2,383,250
KAZAKHSTAN - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		2,010,000	1,810,267
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		1,010,000	941,138
KazMunayGas National Co JSC 6.375% 10/24/2048 (d)		1,400,000	1,389,346
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		2,570,000	2,354,762

TOTAL KAZAKHSTAN			6,495,513
MALAYSIA - 0.8%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		3,610,000	3,325,015
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		5,315,000	3,660,388
Petronas Capital Ltd 3.5% 4/21/2030 (d)		1,730,000	1,682,615
			5,343,003
Industrials - 0.2%
Marine Transportation - 0.2%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		3,090,000	3,058,420
TOTAL MALAYSIA			11,726,438
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		1,685,000	1,725,019
MEXICO - 4.7%
Communication Services - 0.2%
Media - 0.2%
TV Azteca SAB de CV 8.25% (c)(g)		10,535,000	3,709,900
Consumer Staples - 0.2%
Food Products - 0.2%
Gruma SAB de CV 5.761% 12/9/2054 (d)		2,835,000	2,822,611
Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Petroleos Mexicanos 6.5% 3/13/2027		1,725,000	1,745,268
Petroleos Mexicanos 6.5% 6/2/2041		2,587,000	2,254,440
Petroleos Mexicanos 6.625% 6/15/2035		14,146,000	13,496,982
Petroleos Mexicanos 6.7% 2/16/2032		4,827,000	4,784,764
Petroleos Mexicanos 6.75% 9/21/2047		10,407,000	8,610,752
Petroleos Mexicanos 6.875% 10/16/2025		2,295,000	2,292,934
Petroleos Mexicanos 6.875% 8/4/2026		2,485,000	2,512,733
Petroleos Mexicanos 6.95% 1/28/2060		7,495,000	6,179,253
Petroleos Mexicanos 7.69% 1/23/2050		10,348,000	9,410,989
			51,288,115
Financials - 0.2%
Capital Markets - 0.2%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (d)		3,100,000	3,148,050
Materials - 0.3%
Chemicals - 0.3%
Braskem Idesa SAPI 7.45% 11/15/2029 (d)		1,965,000	1,198,650
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (d)		3,975,000	4,133,026
			5,331,676
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		2,790,726	3,007,705
Saavi Energia Sarl 8.875% 2/10/2035 (d)		4,410,000	4,757,067
			7,764,772
TOTAL MEXICO			74,065,124
MOROCCO - 0.7%
Materials - 0.7%
Chemicals - 0.7%
OCP SA 3.75% 6/23/2031 (d)		2,180,000	2,046,475
OCP SA 5.125% 6/23/2051 (d)		1,000,000	832,130
OCP SA 6.1% 4/30/2030 (d)		1,660,000	1,738,850
OCP SA 6.875% 4/25/2044 (d)		3,000,000	3,132,120
OCP SA 7.5% 5/2/2054 (d)		3,410,000	3,784,043

TOTAL MOROCCO			11,533,618
NIGERIA - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
IHS Holding Ltd 5.625% 11/29/2026 (d)		944,000	932,200
IHS Holding Ltd 7.875% 5/29/2030 (d)		2,780,000	2,872,101
			3,804,301
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SEPLAT Energy PLC 9.125% 3/21/2030 (d)		1,650,000	1,693,313
Information Technology - 0.1%
Communications Equipment - 0.1%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		1,024,338	1,026,899
TOTAL NIGERIA			6,524,513
PANAMA - 0.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		3,275,000	3,317,657
Media - 0.3%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		4,955,000	4,730,291
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		2,805,000	2,933,359
TOTAL COMMUNICATION SERVICES			10,981,307

Financials - 0.0%
Financial Services - 0.0%
SPARC EM SPC 0% (d)(f)		57,671	57,596
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		1,230,000	976,697
TOTAL PANAMA			12,015,600
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		1,164,000	1,159,343
PERU - 0.6%
Consumer Staples - 0.1%
Food Products - 0.1%
Camposol SA 6% 2/3/2027 (d)		2,340,000	2,303,438
Materials - 0.4%
Metals & Mining - 0.4%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (d)		2,180,000	2,252,812
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		2,898,000	3,006,095
			5,258,907
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (d)		1,685,000	1,726,923
TOTAL PERU			9,289,268
POLAND - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA 6% 1/30/2035 (d)		2,790,000	2,917,185
QATAR - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
QatarEnergy 2.25% 7/12/2031 (d)		3,295,000	2,959,173
QatarEnergy 3.125% 7/12/2041 (d)		5,805,000	4,463,639
QatarEnergy 3.3% 7/12/2051 (d)		7,160,000	5,050,485

TOTAL QATAR			12,473,297
SAUDI ARABIA - 2.8%
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		6,746,474	6,224,634
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		4,120,000	3,726,046
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		4,170,000	2,850,028
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		3,899,000	3,806,399
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		11,775,000	10,675,038
Saudi Arabian Oil Co 4.375% 4/16/2049 (d)		3,671,000	3,083,787
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		1,030,000	1,012,233
Saudi Arabian Oil Co 6.375% 6/2/2055 (c)		870,000	928,289
			32,306,454
Industrials - 0.6%
Construction & Engineering - 0.6%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		1,265,000	1,327,010
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		2,330,000	2,447,805
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		2,260,000	2,420,460
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		1,685,000	1,822,968
TMS Issuer Sarl 5.78% 8/23/2032 (d)		1,670,000	1,750,891
			9,769,134
Materials - 0.1%
Chemicals - 0.1%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)		2,005,000	2,070,203
TOTAL SAUDI ARABIA			44,145,791
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		2,770,000	2,809,652
SOUTH AFRICA - 1.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		4,940,000	4,286,932
Industrials - 0.1%
Ground Transportation - 0.1%
Transnet/South Africa 8.25% 2/6/2028 (d)		2,125,000	2,240,005
Materials - 0.4%
Chemicals - 0.4%
Sasol Financing USA LLC 4.375% 9/18/2026		4,250,000	4,226,625
Sasol Financing USA LLC 8.75% 5/3/2029 (d)		1,210,000	1,255,195
			5,481,820
Utilities - 0.3%
Electric Utilities - 0.3%
Eskom Holdings 6.35% 8/10/2028 (d)		3,515,000	3,615,318
Eskom Holdings 8.45% 8/10/2028 (d)		1,310,000	1,402,106
			5,017,424
TOTAL SOUTH AFRICA			17,026,181
TURKEY - 0.5%
Financials - 0.5%
Banks - 0.5%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (b)(d)		3,000,000	3,096,570
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (d)		2,170,000	2,213,400
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (d)		1,735,000	1,820,674
			7,130,644
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (d)		1,355,000	1,417,669
TOTAL TURKEY			8,548,313
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		1,441,937	1,128,314
UNITED ARAB EMIRATES - 2.4%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		4,215,000	3,993,713
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		8,100,000	7,117,875
			11,111,588
Financials - 0.8%
Financial Services - 0.8%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		2,855,000	2,797,015
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		1,390,000	1,472,593
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		1,515,000	1,442,568
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		1,715,000	1,693,563
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		3,040,000	2,851,915
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		1,620,000	1,725,138
			11,982,792
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(c)		3,505,000	3,671,488
Alpha Star Holding IX Ltd 7% 8/26/2028 (c)		1,980,000	2,028,510
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (c)		1,505,000	1,561,907
			7,261,905
Utilities - 0.4%
Multi-Utilities - 0.4%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		2,460,000	1,987,219
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		1,740,000	1,752,745
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		2,850,000	2,813,663
			6,553,627
TOTAL UNITED ARAB EMIRATES			36,909,912
UZBEKISTAN - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		1,595,000	1,658,002
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (d)		2,875,000	3,018,750
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		3,010,000	3,214,048
Navoiyuran State Enterprise 6.7% 7/2/2030 (d)		3,185,000	3,208,888

TOTAL UZBEKISTAN			11,099,688
VENEZUELA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleos de Venezuela SA 12.75% (d)(g)		3,065,000	560,512
Petroleos de Venezuela SA 5.375% (c)(g)		6,115,000	978,400
Petroleos de Venezuela SA 5.5% (c)(g)		3,475,000	555,652
Petroleos de Venezuela SA 6% (d)(g)		15,840,000	2,533,133
Petroleos de Venezuela SA 6% (d)(g)		4,980,000	798,045
Petroleos de Venezuela SA 9.75% (d)(g)		12,585,000	2,259,008

TOTAL VENEZUELA			7,684,750
VIETNAM - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		1,907,446	1,885,987
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $505,934,000)			479,490,319

Preferred Securities - 1.6%
	Principal Amount (a)	Value ($)
CHILE - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco de Credito e Inversiones SA 7.5% (b)(d)(h)	1,775,000	1,871,403
Banco de Credito e Inversiones SA 8.75% (b)(d)(h)	1,745,000	1,911,368

TOTAL CHILE		3,782,771
MEXICO - 0.9%
Financials - 0.3%
Banks - 0.3%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(d)(h)	3,300,000	3,445,414
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(d)(h)	1,195,000	1,271,550
		4,716,964
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV 5.125% (b)(d)(h)	5,290,000	5,288,711
Cemex SAB de CV 7.2% (b)(d)(h)	2,760,000	2,874,752
		8,163,463
TOTAL MEXICO		12,880,427
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(d)(g)(h)(i)	1,625,000	81,250
SAUDI ARABIA - 0.1%
Financials - 0.1%
Banks - 0.1%
NCB Tier 1 Sukuk Ltd 3.5% (b)(c)(h)	1,965,000	1,927,782
UNITED ARAB EMIRATES - 0.4%
Financials - 0.1%
Banks - 0.1%
Emirates NBD Bank PJSC 4.25% (b)(c)(h)	2,000,000	1,974,334
Industrials - 0.3%
Marine Transportation - 0.3%
DP World Salaam 6% (b)(c)(h)	4,625,000	4,695,208
TOTAL UNITED ARAB EMIRATES		6,669,542
TOTAL PREFERRED SECURITIES (Cost $26,527,607)		25,341,772

U.S. Treasury Obligations - 2.9%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.09 to 3.12	12,474,000	8,901,369
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	9,912,000	8,326,854
US Treasury Bonds 3.625% 2/15/2053 (k)(l)	3.96 to 5.06	4,641,000	3,836,983
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	4,389,000	4,370,998
US Treasury Notes 3.75% 5/31/2030	3.84 to 3.87	3,633,000	3,635,554
US Treasury Notes 4% 2/28/2030	3.40	2,772,000	2,804,160
US Treasury Notes 4.125% 3/31/2031	4.66	6,174,000	6,273,846
US Treasury Notes 4.625% 9/30/2028	4.87	4,578,000	4,706,756
US Treasury Notes 4.625% 9/30/2030	5.00	2,898,000	3,012,335
TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,013,463)			45,868,855

Money Market Funds - 7.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $123,226,216)	4.21	123,201,576	123,226,216

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $1,585,390,816)	1,547,195,328
NET OTHER ASSETS (LIABILITIES) - 1.0%	15,502,350
NET ASSETS - 100.0%	1,562,697,678

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	594	12/19/2025	66,815,719	358,874	358,874

The notional amount of futures purchased as a percentage of Net Assets is 4.3%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 44 Index	12/20/2030	ICE	(1%)	Quarterly	14,800,000	206	0	206

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
7.45%	Monthly	28D TIIE(3)	Monthly	CME	8/8/2026	MXN	28,000,000	4,488	0	4,488

(1)Swaps with CME Group (CME) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Represents floating rate.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $48,554,043 or 3.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $944,673,201 or 60.5% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Zero coupon bond which is issued at a discount.
(g)	Non-income producing - Security is in default.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Level 3 security.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,231,869.
(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $301,767.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,530,437	425,491,700	341,795,960	2,277,058	39	-	123,226,216	123,201,576	0.2%
Total	39,530,437	425,491,700	341,795,960	2,277,058	39	-	123,226,216

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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